Change in Provisions and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Abstract]
Beginning balance	$ 15,461	$ 18,829
Expensed during the year	2,613	2,279
Payment of deductibles and uninsured claims	(3,929)	(5,050)
Effects of foreign currency exchange differences	(913)	(597)
Ending balance	$ 13,232	$ 15,461